Accrued liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued Liabilities

14.       Accrued liabilities:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	2017	2018
Audit fees	$243	$295
Legal fees	59	34
Other professional fees	86	1,502
Vessel Operating and voyage expenses	5,608	6,514
Loan interest and financing fees	4,287	8,277
Income tax	238	232
Total Accrued Liabilities	$10,521	$16,854